SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($) Integer	Jun. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 $ / shares	Jun. 30, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash, FDIC insured amount	$ 63,890			$ 500,000
Shareholder equity	208,583	$ 179,911									$ 89,350
Impairment of long lived assets	$ 0	$ 0
Number of reporting segment | Integer	1	1
Largest amount of tax benefit, description	greater than 50%
Employee defined benefits	$ 15,919	$ 13,170
Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Shareholder equity	10,000	10,000									$ 10,000
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash equivalents			$ 0		$ 0					$ 0
Cash, FDIC insured amount			250,000		250,000
Offering costs										584,518
Shareholder equity			$ (4,861,171)		$ (3,895,801)					15,198
Ordinary shares subject to possible redemption | shares			4,739,226		6,900,000
Redemption price per share | $ / shares			$ 11.09		$ 10.73	$ 10.78
Accrued for interest and penalties			$ 0		$ 0					0
Alpha Time Acquisition Corp [Member] | Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Temporary equity carrying value			4,770,382		4,770,382
Alpha Time Acquisition Corp [Member] | Public Warrants and Public Rights [Member]
Restructuring Cost and Reserve [Line Items]
Shareholder equity			122,317		122,317
Alpha Time Acquisition Corp [Member] | Common Stock [Member]
Restructuring Cost and Reserve [Line Items]
Shareholder equity	$ 214	$ 214	214		$ 214		$ 214			$ 173		$ 173
Ordinary shares subject to possible redemption | shares					6,900,000
Redemption price per share | $ / shares					$ 10.18
Alpha Time Acquisition Corp [Member] | IPO [Member]
Restructuring Cost and Reserve [Line Items]
Offering costs			$ 4,892,699		$ 4,892,699			$ 2,415,000	$ 2,415,000